Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HC CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Nov. 01, 2017
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2017

HC Capital Trust

The date of this Supplement is March 14, 2018

The Value Equity Portfolio, The Growth Equity Portfolio, The Small Capitalization—Mid Capitalization Equity Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio and The Emerging Markets Portfolio (the “Portfolios”): At a meeting held on March 13, 2018, the Board approved, on behalf of the Portfolios, (i) an additional strategy, known as the Tax-Managed Custom Core Strategy (as defined below), to be managed by Parametric Portfolio Associates, LLC (“Parametric”), the Specialist Manager to the Portfolios and (ii) new Portfolio Agreements between the Trust and Parametric on behalf of each Portfolio, that include the compensation arrangements applicable to assets managed according to Parametric’s Tax-Managed Custom Core Strategy. Accordingly, effective March 14, 2018, the Prospectus is supplemented as follows:

2. The following is added before the last paragraph under the Principal Investment Strategies section of The Commodity Returns Strategy Portfolio on page 50:

Additionally, a portion of the Portfolio may be managed using a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index.

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2017

HC Capital Trust

The date of this Supplement is March 14, 2018

The Value Equity Portfolio, The Growth Equity Portfolio, The Small Capitalization—Mid Capitalization Equity Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio and The Emerging Markets Portfolio (the “Portfolios”): At a meeting held on March 13, 2018, the Board approved, on behalf of the Portfolios, (i) an additional strategy, known as the Tax-Managed Custom Core Strategy (as defined below), to be managed by Parametric Portfolio Associates, LLC (“Parametric”), the Specialist Manager to the Portfolios and (ii) new Portfolio Agreements between the Trust and Parametric on behalf of each Portfolio, that include the compensation arrangements applicable to assets managed according to Parametric’s Tax-Managed Custom Core Strategy. Accordingly, effective March 14, 2018, the Prospectus is supplemented as follows:

2. The following is added before the last paragraph under the Principal Investment Strategies section of The Commodity Returns Strategy Portfolio on page 50:

Additionally, a portion of the Portfolio may be managed using a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index.

HC Advisors Shares | The Commodity Returns Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2017

HC Capital Trust

The date of this Supplement is March 14, 2018

The Value Equity Portfolio, The Growth Equity Portfolio, The Small Capitalization—Mid Capitalization Equity Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio and The Emerging Markets Portfolio (the “Portfolios”): At a meeting held on March 13, 2018, the Board approved, on behalf of the Portfolios, (i) an additional strategy, known as the Tax-Managed Custom Core Strategy (as defined below), to be managed by Parametric Portfolio Associates, LLC (“Parametric”), the Specialist Manager to the Portfolios and (ii) new Portfolio Agreements between the Trust and Parametric on behalf of each Portfolio, that include the compensation arrangements applicable to assets managed according to Parametric’s Tax-Managed Custom Core Strategy. Accordingly, effective March 14, 2018, the Prospectus is supplemented as follows:

2. The following is added before the last paragraph under the Principal Investment Strategies section of The Commodity Returns Strategy Portfolio on page 50:

Additionally, a portion of the Portfolio may be managed using a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index.

HC Strategic Shares | The Commodity Returns Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2017

HC Capital Trust

The date of this Supplement is March 14, 2018

The Value Equity Portfolio, The Growth Equity Portfolio, The Small Capitalization—Mid Capitalization Equity Portfolio, The Commodity Returns Strategy Portfolio, The International Equity Portfolio and The Emerging Markets Portfolio (the “Portfolios”): At a meeting held on March 13, 2018, the Board approved, on behalf of the Portfolios, (i) an additional strategy, known as the Tax-Managed Custom Core Strategy (as defined below), to be managed by Parametric Portfolio Associates, LLC (“Parametric”), the Specialist Manager to the Portfolios and (ii) new Portfolio Agreements between the Trust and Parametric on behalf of each Portfolio, that include the compensation arrangements applicable to assets managed according to Parametric’s Tax-Managed Custom Core Strategy. Accordingly, effective March 14, 2018, the Prospectus is supplemented as follows:

2. The following is added before the last paragraph under the Principal Investment Strategies section of The Commodity Returns Strategy Portfolio on page 50:

Additionally, a portion of the Portfolio may be managed using a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of either the Portfolio’s benchmark index or, from time to time, one or more identifiable subsets or other portions of that index.